Cover	Mar. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2024
Entity File Number	001-10613
Entity Registrant Name	DYCOM INDUSTRIES, INC.
Entity Central Index Key	0000067215
Entity Tax Identification Number	59-1277135
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	11780 U.S. Highway One, Suite 600
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	(561)
Local Phone Number	627-7171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.33 1/3 per share
Trading Symbol	DY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false